Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Earnings (Loss) per Share

Note 5 – Earnings (Loss) per Share

Basic earnings or loss per share is based on the weighted average number of shares outstanding during the period of the financial statements. Diluted earnings or loss per share are based on the weighted average number of common shares outstanding and dilutive common stock equivalents. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value, when applicable.

For 2011 and 2009, all loss per share amounts in the financial statements are basic loss per share because the inclusion of stock options and warrants outstanding would be antidilutive.

The computation of basic and diluted earnings (loss) per share as follows for the years ended December 31:

	2011	2010	2009

Numerator - net income (loss) available to common stockholders	$(526,369)	$137,720	$(516,827)

Denominator - weighted average number of common shares outstanding	25,948,368	25,943,893	24,315,035

Dilutive common stock equivalents - stock options	—	359,091	—

Denominator - weighted average number of fully diluted common shares outstanding	25,948,368	26,302,984	24,315,035

Basic earnings (loss) per common share	$(0.02)	$0.01	$(0.02)

Diluted earnings (loss) per common share	$(0.02)	$0.01	$(0.02)